UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Comerica Securities, Inc.
Address: 201 W Fort Street

         Detroit, MI  48226

13F File Number:  28-12565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L Joseph Granata
Title:     Sr. Compliance Manager, VP
Phone:     313 222-7885

Signature, Place, and Date of Signing:

     L. Joseph Granata     Detroit, MI     November 12, 2010


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     85

Form13F Information Table Value Total:     $55,918 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      692                                           13248
AGL RES INC                    COM              001204106      715                                           18640
APACHE CORP                    COM              037411105      268                                            2741
APPLE INC                      COM              037833100      688                                            2423
BAIDU INC                      SPON ADR REP A   056752108      311                                            3030
BARCLAYS BK PLC                IPATH S&P ST ETN 06740C527      412                                           23825
BRISTOL MYERS SQUIBB CO        COM              110122108      736                                           27151
CARPENTER TECHNOLOGY CORP      COM              144285103      629                                           18660
CATERPILLAR INC DEL            COM              149123101      228                                            2903
CINEMARK HOLDINGS INC          COM              17243V102      697                                           43295
CISCO SYS INC                  COM              17275R102      250                                           11423
CLOROX CO DEL                  COM              189054109      217                                            3255
CMS ENERGY CORP                COM              125896100      815                                           45228
COCA COLA CO                   COM              191216100      866                                           14795
CONAGRA FOODS INC              COM              205887102      614                                           27979
CONOCOPHILLIPS                 COM              20825C104      844                                           14689
DIAGEO P L C                   SPON ADR NEW     25243Q205      666                                            9657
DIGITAL RLTY TR INC            COM              253868103      737                                           11952
DOLLAR TREE INC                COM              256746108      204                                            4180
EXXON MOBIL CORP               COM              30231G102      273                                            4419
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      750                                           47718
FIRST POTOMAC RLTY TR          COM              33610F109      689                                           45906
FOOT LOCKER INC                COM              344849104      727                                           50059
FORD MTR CO DEL                COM PAR $0.01    345370860      265                                           21662
GALLAGHER ARTHUR J & CO        COM              363576109      676                                           25641
GENERAL ELECTRIC CO            COM              369604103      206                                           12664
HEALTHCARE SVCS GRP INC        COM              421906108      702                                           30814
HEINZ H J CO                   COM              423074103      725                                           15314
HERCULES TECH GROWTH CAP INC   COM              427096508      722                                           71393
HOME DEPOT INC                 COM              437076102      777                                           24530
INTERNATIONAL BUSINESS MACHS   COM              459200101      272                                            2027
ISHARES COMEX GOLD TR          ISHARES          464285105      424                                           33158
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      276                                            9185
ISHARES SILVER TRUST           ISHARES          46428Q109      403                                           18932
ISHARES TR                     MSCI EMERG MKT   464287234      456                                           10181
ISHARES TR                     IBOXX INV CPBD   464287242      683                                            6041
ISHARES TR                     BARCLYS 1-3 YR   464287457     1271                                           15067
ISHARES TR                     BARCLYS 3-7 YR   464288661      475                                            4020
ISHARES TR                     BARCLYS 7-10 YR  464287440      707                                            7144
ISHARES TR                     BARCLYS TIPS BD  464287176     1727                                           15839
ISHARES TR                     MSCI ACWI EX     464288240      595                                           14380
ISHARES TR                     BARCLY USAGG B   464287226     2841                                           26147
ISHARES TR                     MSCI EAFE IDX    464287465     1593                                           28999
ISHARES TR                     RUSSELL1000GRW   464287614      409                                            7956
ISHARES TR                     RUSSELL 2000     464287655      424                                            6281
ISHARES TR                     S&P MIDCAP 400   464287507     2101                                           26232
ISHARES TR                     S&P 500 INDEX    464287200      807                                            7049
ISHARES TR                     S&P500 GRW       464287309     1278                                           21521
ISHARES TR                     S&P 500 VALUE    464287408     1735                                           31977
ISHARES TR                     S&P SMLCAP 600   464287804     1011                                           17113
ISHARES TR                     COHEN&ST RLTY    464287564      291                                            4700
JOHNSON & JOHNSON              COM              478160104      274                                            4416
KIMBERLY CLARK CORP            COM              494368103      707                                           10871
LSI INDS INC                   COM              50216C108      651                                          101388
MARATHON OIL CORP              COM              565849106      729                                           22013
MAXIM INTEGRATED PRODS INC     COM              57772K101      636                                           34348
MCCORMICK & CO INC             COM NON VTG      579780206      745                                           17728
MCDONALDS CORP                 COM              580135101      840                                           11271
MERCK & CO INC NEW             COM              58933Y105      786                                           21350
MICROSOFT CORP                 COM              594918104      203                                            8298
NORTHEAST UTILS                COM              664397106      743                                           25133
NORTHROP GRUMMAN CORP          COM              666807102      723                                           11930
OLIN CORP                      COM PAR $1       680665205      728                                           36125
ORACLE CORP                    COM              68389X105      238                                            8866
PACKAGING CORP AMER            COM              695156109      676                                           29188
PHARMACEUTICAL PROD DEV INC    COM              717124101      627                                           25275
PRECISION DRILLING CORP        COM 2010         74022D308      667                                           97391
QUALCOMM INC                   COM              747525103      262                                            5805
RPM INTL INC                   COM              749685103      664                                           33337
SENSIENT TECHNOLOGIES CORP     COM              81725T100      696                                           22842
SOLAR CAP LTD                  COM              83413U100      716                                           33376
SPDR GOLD TRUST                GOLD SHS         78463V107      225                                            1759
SPECTRA ENERGY CORP            COM              847560109      789                                           35010
SYSCO CORP                     COM              871829107      217                                            7606
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      359                                            6810
TYCO INTERNATIONAL LTD         SHS              H89128104      704                                           19170
UNILEVER N V                   N Y SHS NEW      904784709      674                                           22569
UNITED TECHNOLOGIES CORP       COM              913017109      247                                            3462
V F CORP                       COM              918204108      723                                            8928
VANGUARD INDEX FDS             SMALL CP ETF     922908751      473                                            7456
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      605                                           13319
VERIZON COMMUNICATIONS INC     COM              92343V104      910                                           27935
VISA INC                       COM CL A         92826C839      293                                            3941
WAL MART STORES INC            COM              931142103      228                                            4267
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104      280                                            6607